UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

SMALL CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 3.7%
Bally Technologies Inc.	81,790	$2,206,694	*
Penn National Gaming Inc.	66,260	2,205,796	*

Total Hotels, Restaurants & Leisure		4,412,490

Media - 1.8%
Lions Gate Entertainment Corp.	304,326	2,099,849	*

Specialty Retail - 7.9%
Advance Auto Parts Inc.	32,040	1,861,524
Hibbett Sports Inc.	66,960	2,269,274	*
Jos. A. Bank Clothiers Inc.	45,703	2,131,131	*
Lumber Liquidators Holdings Inc.	83,276	1,257,467	*
Stage Stores Inc.	61,180	848,567
Urban Outfitters Inc.	39,640	884,765	*

Total Specialty Retail		9,252,728

TOTAL CONSUMER DISCRETIONARY		15,765,067

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.7%
Casey’s General Stores Inc.	45,390	1,981,274

ENERGY - 4.5%
Energy Equipment & Services - 3.6%
Lufkin Industries Inc.	27,041	1,438,852
Oceaneering International Inc.	65,700	2,321,838
TETRA Technologies Inc.	62,600	483,272	*

Total Energy Equipment & Services		4,243,962

Oil, Gas & Consumable Fuels - 0.9%
Comstock Resources Inc.	59,570	920,952	*
GMX Resources Inc.	70,790	160,693	*

Total Oil, Gas & Consumable Fuels		1,081,645

TOTAL ENERGY		5,325,607

FINANCIALS - 8.1%
Capital Markets - 4.0%
Affiliated Managers Group Inc.	28,080	2,191,644	*
Duff & Phelps Corp., Class A Shares	88,090	939,039
Financial Engines Inc.	66,533	1,204,913	*
WisdomTree Investments Inc.	59,370	416,777	*

Total Capital Markets		4,752,373

Commercial Banks - 2.1%
Old National Bancorp	135,500	1,262,860
SVB Financial Group	30,930	1,144,410	*

Total Commercial Banks		2,407,270

Diversified Financial Services - 1.0%
Primus Guaranty Ltd.	219,132	1,154,826	*

Real Estate Management & Development - 1.0%
Jones Lang LaSalle Inc.	22,420	1,161,580

TOTAL FINANCIALS		9,476,049

HEALTH CARE - 18.1%
Biotechnology - 3.6%
Acorda Therapeutics Inc.	69,160	1,380,434	*
ARIAD Pharmaceuticals Inc.	67,740	595,435	*
Regeneron Pharmaceuticals Inc.	33,020	1,921,764	*
Vanda Pharmaceuticals Inc.	63,251	313,092	*

Total Biotechnology		4,210,725

Health Care Equipment & Supplies - 2.4%
Insulet Corp.	20,000	305,200	*
Integra LifeSciences Holdings Corp.	42,969	1,537,001	*
Volcano Corp.	33,280	986,086	*

Total Health Care Equipment & Supplies		2,828,287

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - 5.8%
Accretive Health Inc.	49,730	$1,055,768	*
Hanger Orthopedic Group Inc.	60,870	1,149,834	*
Mednax Inc.	44,720	2,801,261	*
Owens & Minor Inc.	61,690	1,756,931

Total Health Care Providers & Services		6,763,794

Health Care Technology - 1.7%
athenahealth Inc.	33,460	1,992,543	*

Life Sciences Tools & Services - 3.3%
Luminex Corp.	65,340	1,448,588	*
Mettler-Toledo International Inc.	17,530	2,453,499	*

Total Life Sciences Tools & Services		3,902,087

Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals Inc.	86,110	1,290,789	*
Endocyte Inc.	27,210	288,426	*

Total Pharmaceuticals		1,579,215

TOTAL HEALTH CARE		21,276,651

INDUSTRIALS - 12.8%
Aerospace & Defense - 0.9%
Orbital Sciences Corp.	87,487	1,119,834	*

Commercial Services & Supplies - 1.6%
Copart Inc.	28,610	1,119,223	*
Corrections Corporation of America	35,780	811,848	*

Total Commercial Services & Supplies		1,931,071

Construction & Engineering - 1.8%
Quanta Services Inc.	110,080	2,068,403	*

Electrical Equipment - 0.2%
A123 Systems Inc.	59,808	205,739	*

Machinery - 4.8%
Chart Industries Inc.	29,900	1,260,883	*
IDEX Corp.	97,240	3,029,998
Tennant Co.	37,580	1,329,205

Total Machinery		5,620,086

Trading Companies & Distributors - 3.5%
MSC Industrial Direct Co. Inc., Class A Shares	52,210	2,947,777
United Rentals Inc.	66,550	1,120,702	*

Total Trading Companies & Distributors		4,068,479

TOTAL INDUSTRIALS		15,013,612

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 0.9%
Comverse Technology Inc.	150,060	1,054,922	*

Computers & Peripherals - 0.7%
Fusion-io Inc.	15,675	297,825	*
OCZ Technology Group Inc.	104,230	505,516	*

Total Computers & Peripherals		803,341

Electronic Equipment, Instruments & Components - 1.1%
Elster Group SE ADR	86,930	1,299,603	*

Internet Software & Services - 10.2%
comScore Inc.	82,087	1,384,808	*
Cornerstone OnDemand Inc.	57,800	724,812	*
Dice Holdings Inc.	66,860	522,845	*
Digital River Inc.	59,877	1,241,250	*
Limelight Networks Inc.	77,230	182,263	*
LivePerson Inc.	100,500	999,975	*
Mercadolibre Inc.	39,960	2,147,850
Monster Worldwide Inc.	193,800	1,391,484	*
Taleo Corp., Class A Shares	112,532	2,894,323	*
XO Group Inc.	56,570	462,177	*

Total Internet Software & Services		11,951,787

See Notes to Schedule of Investments.

2

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
IT Services - 0.8%
ServiceSource International Inc.	68,272	$901,873	*

Semiconductors & Semiconductor Equipment - 3.7%
Cymer Inc.	39,370	1,463,777	*
Integrated Device Technology Inc.	160,480	826,472	*
LSI Corp.	298,819	1,547,882	*
Novellus Systems Inc.	21,390	583,091	*

Total Semiconductors & Semiconductor Equipment		4,421,222

Software - 13.9%
Aspen Technology Inc.	130,090	1,986,474	*
Blackboard Inc.	50,340	2,248,184	*
Fortinet Inc.	107,930	1,813,224	*
MICROS Systems Inc.	54,188	2,379,395	*
Monotype Imaging Holdings Inc.	54,590	662,177	*
Solarwinds Inc.	96,650	2,128,233	*
Sourcefire Inc.	119,412	3,195,465	*
Verint Systems Inc.	70,957	1,865,460	*

Total Software		16,278,612

TOTAL INFORMATION TECHNOLOGY		36,711,360

MATERIALS - 4.6%
Chemicals - 3.2%
Rockwood Holdings Inc.	67,216	2,264,507	*
Senomyx Inc.	112,910	396,314	*
Solutia Inc.	82,360	1,058,326	*

Total Chemicals		3,719,147

Metals & Mining - 1.4%
Compass Minerals International Inc.	24,246	1,619,148

TOTAL MATERIALS		5,338,295

TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
SBA Communications Corp., Class A Shares	83,040	2,863,219	*

UTILITIES - 2.7%
Electric Utilities - 2.7%
ITC Holdings Corp.	40,550	3,139,787

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,864,404)		116,890,921

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity-$584,003; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26 Market value-$595,700) (Cost - $584,000)	0.070%	10/3/11	$584,000	584,000

TOTAL INVESTMENTS - 100.1% (Cost - $111,448,404#)				117,474,921
Liabilities in Excess of Other Assets - (0.1)%				(78,189)

TOTAL NET ASSETS - 100.0%				$117,396,732

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$116,890,921	—	—	$116,890,921
Short-term investments†	—	$584,000	—	584,000

Total investments	$116,890,921	$584,000	—	$117,474,921

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s

Notes to Schedule of Investments (unaudited) (continued)

net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Portfolio did not have any open derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,410,712
Gross unrealized depreciation	(18,384,195)

Net unrealized appreciation	$6,026,517

During the period ended September 30, 2011, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2010	108	$7,452
Options written	700	66,827
Options closed	(333)	(25,040)
Options expired	(475)	(49,239)

Written options, outstanding September 30, 2011	0	$0

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2011, the Portfolio did not have any derivative instruments outstanding.

During the period ended September 30, 2011, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options†	$6,938

†	At September 30, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011